CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 55,851	$ 58,449
Marketable Securities - short term	26,250	19,586
Accounts receivable (net of allowance for credit losses of $85 at December 31, 2020 and June 30, 2021)	10,378	16,674
Prepaid expenses and other current assets	8,460	7,159
Total current assets	100,939	101,868
NON CURRENT ASSETS:
Long-term restricted bank deposits	3,230	3,268
Marketable Securities - long term	16,603	22,705
Property and equipment, net	4,590	4,502
Deferred costs	6,131	6,348
Deferred tax assets	1,853	1,346
Operating lease assets	17,650	18,802
Other non-current assets	1,357	1,512
Total non-current assets	51,414	58,483
Total assets	152,353	160,351
CURRENT LIABILITIES:
Trade payables	5,878	4,147
Employee and payroll accrued expenses	15,865	17,985
Other accounts payables	677	578
Operating lease liabilities - current	3,238	3,185
Deferred revenues	29,695	24,940
Total current liabilities	55,353	50,835
NON-CURRENT LIABILITIES:
Long-term deferred revenues	16,713	12,815
Non-current operating lease liabilities	18,563	20,240
Other non-current liabilities	1,347	1,282
Total non-current liabilities	36,623	34,337
Total liabilities	91,976	85,172
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.015 par value; 150,000,000 shares authorized at December 31, 2020 and June 30, 2021, respectively; 35,972,470 and 37,252,251 shares issued and outstanding at December 31, 2020 and June 30, 2021, respectively;	153	148
Additional paid-in capital	187,535	178,864
Accumulated other comprehensive income (loss)	(18)	5
Accumulated deficit	(127,293)	(103,838)
TOTAL SHAREHOLDERS' EQUITY	60,377	75,179
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 152,353	$ 160,351